Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares		2 Months Ended	12 Months Ended
	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average of ordinary shares outstanding (basic) (in shares)	202,233,997	194,216,835	229,443,392	196,041,579	201,901,743	201,783,532
Effect of Share-based Payment arrangements (in shares)			0	0	0
Weighted average number of ordinary shares (diluted) (in shares)			229,443,392	196,041,579	201,901,743